Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consisted of the following:

	Year Ended December 31,
	2014	2013
Current:
U.S.—Federal	$—	$—
U.S.—State	(264)	(179)
Foreign	(80)	—
Deferred:
U.S.—Federal	(14)	(14)
U.S.—State	(177)	193
Foreign	80	—
Total	$(455)	$—

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense was different from the amounts computed by applying U.S. Federal income tax rate of 35% to pretax income as a result of the following:

	Year Ended December 31,
	2014	2013
Federal statutory rate	35.0%	35.0%
State income taxes, net of federal benefit	1.3%	(0.1)%
Change in valuation allowance	(38.8)%	(23.1)%
Permanent Items	3.6%	(3.7)%
Provision to return adjustments	(0.1)%	(8.1)%
Actual income tax rate	1.0%	—%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets (liabilities) are comprised of the following (in thousands):

	December 31,
	2014	2013
Deferred tax assets:
Net operating loss	$528,782	$535,959
State deferred tax assets	7,885	8,418
Capital loss carry forwards	26,141	26,141
Property and equipment	34,312	34,683
Investment in Piceance Energy	31,334	32,138
Other	6,112	2,510
Total deferred tax assets	634,566	639,849
Valuation allowance	(631,599)	(637,464)
Net deferred tax assets	$2,967	$2,385
Deferred tax liabilities:
Property and equipment	$—	$5
Texadian Energy intangibles	1,677	2,380
Other	1,272	—
State liabilities	57	216
Total deferred tax liabilities	$3,006	$2,601
Total deferred tax liability, net	$(39)	$(216)